Investment securities and other investments - Summary of carrying values and fair values of the investment securities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Equity Securities And Other Investments [Line Items]
Cost/Amortized cost	¥ 31,863,695		¥ 4,502,053
Gross Unrealized/ unrecognized holding Gains	6,315,329		37,516
Gross Unrealized/ unrecognized holding Losses	(19,116,829)		(285,567)
Foreign Currency Translation Adjustments	(427,702)		6,562
Equity securities and other investments	18,634,493	$ 2,924,159	4,260,564
Listed equity securities
Equity Securities And Other Investments [Line Items]
Cost/Amortized cost	7,661,212		814,452
Gross Unrealized/ unrecognized holding Gains	6,300,946		37,516
Gross Unrealized/ unrecognized holding Losses	(394,796)		(285,567)
Foreign Currency Translation Adjustments	(224,416)		6,562
Equity securities and other investments	13,342,946		572,963
Investee A
Equity Securities And Other Investments [Line Items]
Cost/Amortized cost	600,000		600,000
Gross Unrealized/ unrecognized holding Losses	(254,758)		(208,199)
Foreign Currency Translation Adjustments	0
Equity securities and other investments	345,242		391,801
Investee B
Equity Securities And Other Investments [Line Items]
Cost/Amortized cost	6,751,890
Gross Unrealized/ unrecognized holding Gains	5,573,162
Foreign Currency Translation Adjustments	(225,456)
Equity securities and other investments	12,099,596
Others.
Equity Securities And Other Investments [Line Items]
Cost/Amortized cost	309,322		214,452
Gross Unrealized/ unrecognized holding Gains	727,784		37,516
Gross Unrealized/ unrecognized holding Losses	(140,038)		(77,368)
Foreign Currency Translation Adjustments	1,040		6,562
Equity securities and other investments	898,108		181,162
Debt investments
Equity Securities And Other Investments [Line Items]
Cost/Amortized cost	24,202,483		3,687,601
Gross Unrealized/ unrecognized holding Gains	14,383
Gross Unrealized/ unrecognized holding Losses	(18,722,033)
Foreign Currency Translation Adjustments	(203,286)
Equity securities and other investments	5,291,547		3,687,601
Convertible Note of Chengxin
Equity Securities And Other Investments [Line Items]
Cost/Amortized cost	19,563,591
Gross Unrealized/ unrecognized holding Losses	(18,691,719)
Foreign Currency Translation Adjustments	(198,515)
Equity securities and other investments	673,357
Time deposits stated at amortized cost
Equity Securities And Other Investments [Line Items]
Cost/Amortized cost	3,722,640		3,510,822
Foreign Currency Translation Adjustments	0
Equity securities and other investments	3,722,640		3,510,822
Other debt investments stated at amortized cost
Equity Securities And Other Investments [Line Items]
Cost/Amortized cost	156,104		176,779
Foreign Currency Translation Adjustments	0
Equity securities and other investments	156,104		¥ 176,779
Other debt investments under fair value option
Equity Securities And Other Investments [Line Items]
Cost/Amortized cost	760,148
Gross Unrealized/ unrecognized holding Gains	14,383
Gross Unrealized/ unrecognized holding Losses	(30,314)
Foreign Currency Translation Adjustments	(4,771)
Equity securities and other investments	¥ 739,446